CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net Income	$ 36,662	$ 73,721
Other Comprehensive Income (Loss)
Translation Differences	(112)	(216)
Total Other Comprehensive Income (Loss)	(112)	(216)
Total Comprehensive Income	$ 36,550	$ 73,505